EARNINGS PER SHARE (Details) - RUB (₽) ₽ / shares in Units, shares in Thousands, ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Profit for the year from continuing operations attributable to the owners of the company	₽ 65,898	₽ 56,042	₽ 51,841
Loss for the year from discontinued operations attributable to the owners of the company	₽ (59,050)		₽ (3,367)
Denominator, in thousands:
Weighted-average ordinary shares outstanding	1,873,563	1,953,779	1,989,282
Employee stock options	2,158	1,779	1,412
Weighted-average diluted shares outstanding	1,875,721	1,955,558	1,990,694
Earnings per share-basic, RUB	₽ 3.65	₽ 28.68	₽ 24.37
Basic EPS from continuing operations	35.17	28.68	26.06
Basic EPS from discontinued operations	(31.52)		(1.69)
Earnings per share-diluted, RUB	3.65	28.66	24.35
Diluted EPS from continuing operations	35.13	₽ 28.66	26.04
Diluted EPS from discontinued operations	₽ (31.48)		₽ (1.69)
As if IFRS 15 was not applied
Numerator:
Profit for the year from continuing operations attributable to the owners of the company	₽ 65,722	₽ 56,042	₽ 51,841
Denominator, in thousands:
Earnings per share-basic, RUB	₽ 3.56	₽ 28.68	₽ 24.37
Basic EPS from continuing operations	35.08	28.68	26.06
Basic EPS from discontinued operations	(31.52)		(1.69)
Earnings per share-diluted, RUB	3.56	28.66	24.35
Diluted EPS from continuing operations	35.04	₽ 28.66	26.04
Diluted EPS from discontinued operations	₽ (31.48)		₽ (1.69)